INITIAL PUBLIC OFFERING (Details) - $ / shares		6 Months Ended	12 Months Ended
	Feb. 17, 2023	Jun. 30, 2024	Dec. 31, 2023
INITIAL PUBLIC OFFERING (Details) [Line Items]
Number of Shares Issued Per Unit		1	1
IPO [Member]
INITIAL PUBLIC OFFERING (Details) [Line Items]
Share Price (in Dollars per share)		$ 10	$ 10
Number of Shares Issued Per Unit		1	1
Number of Warrants Issued Per Unit		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 11.5	$ 11.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1	1
Warrants or Rights Outstanding, Exercisable Term After Business Combination		30 days	30 days
Warrants and Rights Outstanding, Term		5 years	5 years
Class of Warrant or Right, Number of Rights to Call One Security		10	10
Stock Issued During Period, Shares, New Issues (in Shares)		6,000,000	6,000,000
Over-Allotment Option [Member]
INITIAL PUBLIC OFFERING (Details) [Line Items]
Share Price (in Dollars per share)	$ 10
Stock Issued During Period, Shares, New Issues (in Shares)	900,000